ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Net cash used in operating activities	$ (9,991)	$ (16,061)	$ 2,743
Net cash generated from investing activities	(41,851)	70,855	23,864
Net cash used in financing activities	33,356	(340,836)	(90,691)
PRC Domestic Entities
ORGANIZATION AND BASIS OF PRESENTATION
Net cash used in operating activities	(74,524)	(154,091)	(158,738)
Net cash generated from investing activities	2,979	11,340	67,972
Net cash used in financing activities	$ 85,970	$ (55,084)	$ 16,930